Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Item 402(x) of Regulation S-K requires us to discuss our policies and practices on the timing of awards of options (or similar awards) in relation to the disclosure of material nonpublic information by us. The Company has no current practice of granting awards of stock options, stock appreciation rights or any similar awards with “option-like” features, and did not grant any such awards in 2023, 2024 or 2025. In general, the Compensation Committee or the Equity Award Committee, as applicable, grants equity awards on or around the 15th day of any month in which equity awards are granted. The Company has not timed and does not plan to time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	In general, the Compensation Committee or the Equity Award Committee, as applicable, grants equity awards on or around the 15th day of any month in which equity awards are granted. The Company has not timed and does not plan to time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Item 402(x) of Regulation S-K requires us to discuss our policies and practices on the timing of awards of options (or similar awards) in relation to the disclosure of material nonpublic information by us. The Company has no current practice of granting awards of stock options, stock appreciation rights or any similar awards with “option-like” features, and did not grant any such awards in 2023, 2024 or 2025. In general, the Compensation Committee or the Equity Award Committee, as applicable, grants equity awards on or around the 15th day of any month in which equity awards are granted. The Company has not timed and does not plan to time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false